Kinetics Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741

May 6, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC 20549

RE:	Kinetics Portfolios Trust (the “Trust”) Registration No. 811-09923

Ladies and Gentlemen:

On behalf of the Trust, I have transmitted herewith for filing pursuant to Rule 8b-16(a) under the Investment Company Act of 1940, as amended, for the purpose of providing certain corrections to Amendment No. 28 with this Amendment No. 29 to the Trust’s Registration Statement on Form N-1A.

Questions and comments concerning the Amendment may be directed to the undersigned at (626) 914-7220.

Sincerely,

/s/ Eric W. Pinciss
Eric W. Pinciss, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures